Janus Henderson Small/Mid Cap Growth Alpha ETF

Schedule of Investments (unaudited)

July 31, 2020

	Shares/Principal Amounts	Value

Common Stocks - 100.0%
Aerospace & Defense - 2.4%
Aerojet Rocketdyne Holdings, Inc.*	12,250	$505,313
HEICO Corp.	19,535	1,877,704
Parsons Corp.*	16,175	563,375

		2,946,392
Airlines - 0.2%
Allegiant Travel Co.	2,684	300,688
Auto Components - 0.4%
Fox Factory Holding Corp.*	2,745	244,305
LCI Industries	1,769	222,540
XPEL, Inc.#,*	1,990	33,492

		500,337
Automobiles - 0.1%
Winnebago Industries, Inc.	2,499	150,965
Beverages - 1.7%
MGP Ingredients, Inc.	9,817	356,062
National Beverage Corp.*,#	27,392	1,757,197

		2,113,259
Biotechnology - 3.8%
BioSpecifics Technologies Corp.*	1,933	121,122
Castle Biosciences, Inc.*	4,841	187,443
Exelixis, Inc.*	84,599	1,953,391
Ionis Pharmaceuticals, Inc.*	39,939	2,298,889
Vanda Pharmaceuticals, Inc.*	14,819	149,376

		4,710,221
Building Products - 4.3%
American Woodmark Corp.*	2,793	225,172
Builders FirstSource, Inc.*	19,744	467,735
Fortune Brands Home & Security, Inc.	21,912	1,676,268
Patrick Industries, Inc.	3,784	241,987
PGT Innovations, Inc.*	10,064	171,792
Simpson Manufacturing Co., Inc.	6,943	670,416
Trex Co., Inc.*	9,054	1,261,494
UFP Industries, Inc.	9,735	566,772

		5,281,636
Capital Markets - 0.6%
Cohen & Steers, Inc.	2,063	124,151
Evercore, Inc. - Class A	1,744	96,443
Hamilton Lane, Inc. - Class A	1,223	88,350
Houlihan Lokey, Inc.	2,020	110,696
LPL Financial Holdings, Inc.	3,411	269,537
PJT Partners, Inc. - Class A	993	53,155
Safeguard Scientifics, Inc.	902	5,133

		747,465
Chemicals - 0.6%
Livent Corp.*	111,418	698,591
Commercial Banks - 1.3%
Allegiance Bancshares, Inc.	824	20,097
Altabancorp	703	13,181
Ameris Bancorp	2,782	64,195
BancFirst Corp.	1,330	57,935

Bank OZK	5,419	130,327
Business First Bancshares, Inc.	827	11,280
Byline Bancorp, Inc.	1,571	20,360
Cadence BanCorp	5,350	41,783
Capital Bancorp, Inc.*	529	5,618
Capstar Financial Holdings, Inc.	755	7,663
CBTX, Inc.	993	15,679
Civista Bancshares, Inc.	643	8,443
	Shares/Principal Amounts	Value

Common Stocks - (continued)
Commercial Banks - (continued)
Coastal Financial Corp.*	492	$6,578
Eagle Bancorp, Inc.	1,299	39,074
Enterprise Bancorp, Inc.	466	10,019
Enterprise Financial Services Corp.	1,059	30,774
Esquire Financial Holdings, Inc.*	300	4,665
Farmers National Banc Corp.	1,149	12,421
FB Financial Corp.	1,310	33,287
First Bancshares, Inc.	860	17,123
First Choice Bancorp	493	7,459
First Financial Bankshares, Inc.	5,739	171,711
First Foundation, Inc.	1,718	26,406
FVCBankcorp, Inc.*	525	5,176
Guaranty Bancshares, Inc.	440	11,924
Horizon Bancorp, Inc.	1,789	18,087
Independent Bank Corp.	1,338	86,328
Independent Bank Group, Inc.	1,697	74,549
Level One Bancorp, Inc.	297	4,802
Mackinac Financial Corp.	388	3,531
MainStreet Bancshares, Inc.*	334	4,319
Metrocity Bankshares, Inc.#	998	13,453
Metropolitan Bank Holding Corp.*	355	10,501
Midland States Bancorp, Inc.	964	13,583
MVB Financial Corp.	467	6,174
Nicolet Bankshares, Inc.*	419	23,472
Pacific Premier Bancorp, Inc.	3,940	82,779
Parke Bancorp, Inc.	473	5,529
Plumas Bancorp#	201	4,195
Preferred Bank	619	23,058
RBB Bancorp	787	10,074
Red River Bancshares, Inc.	290	11,612
Seacoast Banking Corp. of Florida*	2,123	40,082
Simmons First National Corp. - Class A	4,411	73,178
Southern First Bancshares, Inc.*	295	7,198
Sterling Bancorp	7,921	89,111
Texas Capital Bancshares, Inc.*	2,212	73,483
TriState Capital Holdings, Inc.*	1,207	15,993
Unity Bancorp, Inc.	445	5,567
Veritex Holdings, Inc.	2,037	34,059
Western Alliance Bancorp	4,086	146,892

		1,654,787
Commercial Services & Supplies - 2.6%
Herman Miller, Inc.	9,500	222,585
McGrath RentCorp	3,852	223,493
Rollins, Inc.	52,698	2,761,375

		3,207,453
Communications Equipment - 5.1%
Ciena Corp.*	49,064	2,919,798

Ubiquiti, Inc.	17,963	3,328,544

		6,248,342
Construction & Engineering - 1.0%
Comfort Systems USA, Inc.	6,010	298,757
Construction Partners, Inc. - Class A *	5,422	89,734
EMCOR Group, Inc.	8,900	609,650
Goldfield Corp.*	3,869	15,051
IES Holdings, Inc.*	3,316	79,020
NV5 Global, Inc.*	1,992	113,026

		1,205,238
Construction Materials - 1.1%
Summit Materials, Inc. - Class A *	89,721	1,320,693
	Shares/Principal Amounts	Value

Common Stocks - (continued)
Consumer Finance - 0.5%
Credit Acceptance Corp.*,#	761	$356,103
Curo Group Holdings Corp.	1,967	13,749
Green Dot Corp. - Class A *	2,165	109,744
LendingTree, Inc.*,#	549	190,113

		669,709
Containers & Packaging - 3.2%
Berry Global Group, Inc.*	73,771	3,687,812
UFP Technologies, Inc.*	5,531	238,608

		3,926,420
Distributors - 0.7%
Pool Corp.	2,738	867,125
Diversified Consumer Services - 0.4%
frontdoor, Inc.*	5,962	250,374
Vivint Smart Home, Inc.*,#	13,790	211,677

		462,051
Diversified Financial Services - 0.0%
Marlin Business Services Corp.	492	3,611
Electric Utilities - 0.4%
Avangrid, Inc.	10,201	507,908
Spark Energy, Inc. - Class A	431	3,254

		511,162
Electrical Equipment - 0.7%
Acuity Brands, Inc.	6,725	666,448
Atkore International Group, Inc.*	7,644	203,865

		870,313
Electronic Equipment & Instruments - 3.0%
II-VI, Inc.*	28,903	1,465,960
Napco Security Technologies, Inc.*	6,153	162,316
SYNNEX Corp.	16,774	2,092,389

		3,720,665
Energy Equipment & Services - 0.0%
Solaris Oilfield Infrastructure, Inc. - Class A	2,079	15,093
Entertainment - 0.1%
Akazoo S.A.*,￠	851	146
Sciplay Corp. - Class A *	1,126	16,462
World Wrestling Entertainment, Inc. - Class A	2,320	108,135

		124,743
Equity Real Estate Investment Trusts (REITs) - 1.3%
CareTrust, Inc.	3,830	69,017
CubeSmart	7,640	226,679
Jernigan Capital, Inc.	1,002	14,038

NexPoint Residential Trust, Inc.	877	33,528
Rexford Industrial Realty, Inc.	4,859	228,033
Safehold, Inc.	2,054	103,583
STAG Industrial, Inc.	5,933	193,416
STORE Capital Corp.	10,312	244,291
Terreno Realty Corp.	2,674	162,472
Vornado Realty Trust	8,189	282,684

		1,557,741
Food Products - 0.5%
Calavo Growers, Inc.	10,504	606,816
Health Care Equipment & Supplies - 9.1%
ABIOMED, Inc.*	12,951	3,884,523
FONAR Corp.*	1,856	45,695
Inogen, Inc.*	6,331	194,362
LeMaitre Vascular, Inc.	5,591	163,984
Neogen Corp.*	14,871	1,141,647
	Shares/Principal Amounts	Value

Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
Penumbra, Inc.*	10,323	$2,290,777
Quidel Corp.*	11,364	3,209,989
Tactile Systems Technology, Inc.*	5,419	222,070

		11,153,047
Health Care Providers & Services - 7.0%
Amedisys, Inc.*	8,998	2,106,972
AMN Healthcare Services, Inc.*	13,180	724,109
BioTelemetry, Inc.*	9,679	411,938
Chemed Corp.	4,343	2,137,581
HealthEquity, Inc.*	20,259	1,044,554
Joint Corp*	3,792	54,757
LHC Group, Inc.*	8,990	1,754,039
National Research Corp.	6,911	395,240

		8,629,190
Hotels, Restaurants & Leisure - 2.1%
Choice Hotels International, Inc.	3,929	330,193
Dave & Buster's Entertainment, Inc.#	3,243	40,019
Nathan's Famous, Inc.	278	14,159
Norwegian Cruise Line Holdings, Ltd.*,#	19,748	269,363
Planet Fitness, Inc. - Class A *	6,348	331,366
Shake Shack, Inc. - Class A *	2,550	123,802
Texas Roadhouse, Inc.	4,969	279,208
Vail Resorts, Inc.	2,771	532,115
Wingstop, Inc.	2,090	326,562
Wyndham Hotels & Resorts, Inc.	6,772	299,051

		2,545,838
Household Durables - 2.0%
Cavco Industries, Inc.*	631	126,408
Installed Building Products, Inc.*	2,213	175,071
Legacy Housing Corp.*	1,718	23,605
Leggett & Platt, Inc.	9,717	389,555
LGI Homes, Inc.*	1,809	206,425
M.D.C. Holdings, Inc.	4,438	198,956
M/I Homes, Inc.*	2,026	84,342
PulteGroup, Inc.	19,029	829,664
Skyline Champion Corp.*	3,894	109,928
TopBuild Corp.*	2,435	321,225

		2,465,179

Independent Power Producers & Energy Traders - 0.1%
Ormat Technologies, Inc.	1,547	92,046
Insurance - 0.8%
Athene Holding, Ltd. - Class A *	8,125	262,031
eHealth, Inc.*	1,058	73,150
Investors Title Co.	82	9,437
Kinsale Capital Group, Inc.	921	179,503
National General Holdings Corp.	4,631	157,408
Palomar Holdings, Inc.*	1,020	93,167
Primerica, Inc.	1,678	200,789

		975,485
Interactive Media & Services - 0.4%
Cargurus, Inc.*	4,781	138,123
Match Group, Inc.*	3,849	395,292

		533,415
Internet & Catalog Retail - 1.2%
Chewy, Inc. - Class A *,#	6,496	340,975
Etsy, Inc.*	8,321	985,040
Stitch Fix, Inc. - Class A *,#	4,104	90,904

		1,416,919
	Shares/Principal Amounts	Value

Common Stocks - (continued)
IT Services - 1.6%
Euronet Worldwide, Inc.*	19,089	$1,835,217
GreenSky, Inc. - Class A *,#	22,205	125,347

		1,960,564
Leisure Equipment & Products - 0.3%
Callaway Golf Co.	6,623	126,168
Johnson Outdoors, Inc. - Class A	638	55,863
Malibu Boats, Inc. - Class A *	1,458	85,701
Marine Products Corp.	2,356	30,228
MasterCraft Boat Holdings, Inc.*	1,359	28,131

		326,091
Life Sciences Tools & Services - 4.0%
Medpace Holdings, Inc.*	9,677	1,154,950
PRA Health Sciences, Inc.*	18,283	1,948,237
Syneos Health, Inc.*	29,375	1,832,706

		4,935,893
Machinery - 3.3%
Allison Transmission Holdings, Inc.	17,795	664,821
Blue Bird Corp.*	4,134	51,799
Graco, Inc.	26,318	1,401,170
John Bean Technologies Corp.	5,112	479,301
Kadant, Inc.	1,831	198,682
Middleby Corp.*	9,240	767,475
RBC Bearings, Inc.*	3,835	469,481

		4,032,729
Media - 1.1%
Sirius XM Holdings, Inc.	220,182	1,294,670
Metals & Mining - 0.5%
Warrior Met Coal, Inc.	40,768	649,027
Mortgate Real Estate Investment Trusts (REITs) - 0.1%
Broadmark Realty Capital, Inc.	5,689	52,453
Granite Point Mortgage Trust, Inc.	2,303	15,637
TPG RE Finance Trust, Inc..	3,338	28,974

		97,064

Multiline Retail - 0.4%
Ollie's Bargain Outlet Holdings, Inc.*	4,432	465,803
Oil, Gas & Consumable Fuels - 0.1%
Evolution Petroleum Corp.	2,553	6,689
Hess Midstream LP - Class A	1,231	21,407
Renewable Energy Group, Inc.*	2,826	77,941
Viper Energy Partners LP	4,998	51,679

		157,716
Personal Products - 1.3%
BellRing Brands, Inc. - Class A *	23,813	473,164
Medifast, Inc.	7,091	1,185,119

		1,658,283
Pharmaceuticals - 5.0%
Corcept Therapeutics, Inc.*	30,445	455,153
Horizon Therapeutics PLC*	52,915	3,237,869
Innoviva, Inc.*	28,234	382,429
Jazz Pharmaceuticals PLC*	15,351	1,661,746
Phibro Animal Health Corp. - Class A	5,583	129,497
Supernus Pharmaceuticals, Inc.*	14,535	323,622

		6,190,316
Professional Services - 2.0%
ASGN, Inc.*	8,455	578,829
BG Staffing, Inc.	1,601	14,537
FTI Consulting, Inc.*	5,824	695,619
Insperity, Inc.	6,443	430,779
	Shares/Principal Amounts	Value

Common Stocks - (continued)
Professional Services - (continued)
TriNet Group, Inc.*	11,009	$726,594

		2,446,358
Real Estate Management & Development - 0.0%
Newmark Group, Inc. - Class A	6,309	25,677
RMR Group, Inc. - Class A	638	18,349

		44,026
Road & Rail - 0.6%
Marten Transport Ltd.	8,613	229,278
Saia, Inc.*	4,117	491,776

		721,054
Semiconductors & Semiconductor Equipment - 7.8%
Entegris, Inc.	42,940	3,087,815
Monolithic Power Systems, Inc.	14,861	3,938,314
Universal Display Corp.	15,137	2,640,650

		9,666,779
Software - 10.0%
Alarm.com Holdings, Inc.*	16,792	1,176,112
Alteryx, Inc. - Class A *	16,805	2,949,109
Appfolio, Inc. - Class A *	5,644	785,758
Aspen Technology, Inc.*	22,302	2,169,093
Ebix, Inc.	10,533	232,305
GlobalSCAPE, Inc.	6,071	57,857
Intelligent Systems Corp.*,#	2,888	87,564
Paylocity Holding Corp.*	17,897	2,383,880
Qualys, Inc.*	12,262	1,514,112
ShotSpotter, Inc.*	3,736	86,077
SPS Commerce, Inc.*	11,537	867,236

		12,309,103

Specialty Retail - 1.2%
Five Below, Inc.*	3,876	422,135
Floor & Decor Holdings, Inc. - Class A *	7,133	470,065
Lithia Motors, Inc. - Class A	1,639	375,577
MarineMax, Inc.*	1,560	43,274
National Vision Holdings, Inc.*	5,686	181,895

		1,492,946
Textiles, Apparel & Luxury Goods - 0.5%
Columbia Sportswear Co.	4,798	363,880
Skechers U.S.A., Inc. - Class A *	9,867	288,906

		652,786
Thrifts & Mortgage Finance - 0.5%
Axos Financial, Inc.*	2,412	54,053
Bridgewater Bancshares, Inc.*	1,115	10,358
Essent Group Ltd.	4,776	171,124
FS Bancorp, Inc.	163	6,194
Greene County Bancorp, Inc.	344	7,406
Merchants Bancorp	1,156	21,305
Meta Financial Group, Inc.	1,462	27,281
NMI Holdings, Inc. - Class A *	2,936	45,567
OP Bancorp	597	3,713
PennyMac Financial Services, Inc.	3,379	163,071
Pioneer Bancorp, Inc.*	1,045	9,092
Southern Missouri Bancorp, Inc.	372	8,113
Sterling Bancorp, Inc.	1,922	5,862
Timberland Bancorp, Inc.	337	5,614
Walker & Dunlop, Inc.	1,307	65,886

		604,639
Trading Companies & Distributors - 0.9%
BMC Stock Holdings, Inc.*	10,644	272,486
	Shares/Principal Amounts	Value

Common Stocks - (continued)
Trading Companies & Distributorss - (continued)
SiteOne Landscape Supply, Inc.*	6,747	$863,818
Willis Lease Finance Corp.*	899	17,531

		1,153,835
Water Utilities - 0.1%
American States Water Co.	1,166	89,642
Pure Cycle Corp.*	760	6,863

		96,505

Total Common Stocks (cost $102,625,771)		123,188,822

Investment Companies – 0.0%
Money Markets - 0.0%
State Street Institutional U.S. Government Money Market Fund, 0.0915% ºº (cost $23,960)	23,960	23,960

Investments Purchased with Cash Collateral from Securities Lending – 2.2%
Investment Companies - 1.7%
Janus Henderson Cash Collateral Fund LLC, 0.0552% ºº,£	2,130,566	2,130,566
Time Deposits - 0.5%
Royal Bank of Canada, 0.0800%, 8/3/20	$563,391	563,391

Total Investments Purchased with Cash Collateral from Securities Lending (cost $2,693,957)		2,693,957

Total Investments (total cost $105,343,688) - 102.2%		125,906,739

Liabilities, net of Cash, Receivables and Other Assets - (2.2%)		(2,690,368)

Net Assets - 100%				$123,216,371

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$123,982,816	98.5%
Ireland	1,661,746	1.3
Bermuda	262,031	0.2
United Kingdom	146	0.0
Total	$125,906,739	100.0%

Schedules of Affiliated Investments — (% of Net Assets)
	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 7/31/20
Investments Purchased with Cash Collateral from Securities Lending — 2.2%
Investment Companies — 1.7%
Janus Henderson Cash Collateral Fund LLC, 0.0552% ºº	$19,752Δ	$—	$—	$2,130,566

	Market Value at 10/31/19	Purchases	Sales	Market Value at 7/31/20
Investments Purchased with Cash Collateral from Securities Lending — 2.2%
Investment Companies — 1.7%
Janus Henderson Cash Collateral Fund LLC, 0.0552% ºº	$ 4,546,656	$14,608,402	$(17,024,492)	$2,130,566

Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
￠	Security is valued using significant unobservable inputs.
#	Loaned security; a portion of the security is on loan at July 31, 2020.
ºº	Rate reflects 7 day yield as of July 31, 2020.
£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Δ	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2020.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Common Stocks
Entertainment	$124,597	$—	$146
All Other	123,064,079	—	—
Investment Companies	23,960	—	—
Investments Purchased with Cash Collateral from Securities Lending	—	2,693,957	—

Total Assets	$123,212,636	$2,693,957	$146

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed by Janus Capital to be unreliable, are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-

income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.